BBH EUROPEAN EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                October 31, 2000

   Shares                                                               Value
   -------                                                           -----------
            COMMON STOCKS (96.2%)
            FINLAND (3.5%)
            MULTI-INDUSTRY
  225,600   Nokia AB ............................................   $  9,284,221
                                                                    ------------
            TOTAL FINLAND .......................................      9,284,221
                                                                    ------------
            FRANCE (20.8%)
            BANKING
   88,928   BNP Paribas .........................................      7,668,076
                                                                    ------------
            CAPITAL EQUIPMENT
  116,500   Alcatel SA ..........................................      7,109,008
                                                                    ------------
            ELECTRONIC SEMI-CONDUCTOR
  103,180   STmicroelectronics ..................................      5,358,911
                                                                    ------------
            ENERGY
   82,063   Total Fina SA .......................................     11,742,462
                                                                    ------------
            PHARMACEUTICALS
  130,000   Aventis SA ..........................................      9,378,135
                                                                    ------------
            SERVICES
  153,700   Accor SA ............................................      6,222,236
   50,973   Suez Lyonnaise Des Eaux .............................      7,778,289
                                                                    ------------
                                                                      14,000,525
                                                                    ------------
            TOTAL FRANCE ........................................     55,257,117
                                                                    ------------
            GERMANY (7.2%)
            BANKING
  109,000   Bayerische Hypo-und
              Vereinsbank AG ....................................      5,985,287
   45,039   Deutsche Pfandbrief-und
              Hypothekenbank AG .................................      3,317,895
   17,220   Direkt Anlage Bank AG* ..............................        771,652
                                                                    ------------
                                                                      10,074,834
                                                                    ------------
            INSURANCE
   26,744   Allianz AG Registered ...............................      9,090,402
                                                                    ------------
            TOTAL GERMANY .......................................     19,165,236
                                                                    ------------
            IRELAND (4.5%)
            BANKING
  811,000   Allied Irish Banks, Plc. ............................      8,259,548
                                                                    ------------
            PHARMACEUTICALS
   73,600   Elan Corp., Plc. ADR* ...............................      3,822,600
                                                                    ------------
            TOTAL IRELAND .......................................     12,082,148
                                                                    ------------
            ITALY (11.3%)
            FINANCE
  474,000   Banca Fideuram SpA ..................................      7,289,382
  490,000   Mediolanum SpA ......................................      7,181,954
                                                                    ------------
                                                                      14,471,336
                                                                    ------------
            INSURANCE
  141,656   Assicurazioni Generali ..............................      4,658,659
                                                                    ------------
            TELECOMMUNICATIONS
  599,200   Telecom Italia Mobile SpA ...........................      5,095,581
  492,083   Telecom Italia SpA ..................................      5,700,661
                                                                    ------------
                                                                      10,796,242
                                                                    ------------
            TOTAL ITALY .........................................     29,926,237
                                                                    ------------
            NETHERLANDS (5.0%)
            CONSUMER GOODS
  131,402   Heineken NV .........................................      7,137,336
                                                                    ------------
            ELECTRIC COMPONENTS
  158,500   Philips Electronics* ................................      6,229,573
                                                                    ------------
            TOTAL NETHERLANDS ...................................     13,366,909
                                                                    ------------
            SPAIN (8.8%)
            BANKING
  834,758   Banco Santander SA ..................................      8,090,603
                                                                    ------------
            FINANCE
  630,200   Banco Bilbao Vizcaya SA .............................      8,397,157
                                                                    ------------
            TELECOMMUNICATIONS
  363,232   Telefonica de Espana SA .............................      6,926,939
                                                                    ------------
            TOTAL SPAIN .........................................     23,414,699
                                                                    ------------
            SWEDEN (3.0%)
            CAPITAL EQUIPMENT
  500,000   Ericsson (LM) Telephone Co.
              Class B ...........................................      6,654,459
                                                                    ------------
            CONSUMER DURABLES
  115,587   Electrolux AB .......................................      1,457,373
                                                                    ------------
            TOTAL SWEDEN ........................................      8,111,832
                                                                    ------------

                         BBH EUROPEAN EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                          October 31, 2000 (continued)

   Shares                                                               Value
   -------                                                           -----------
            SWITZERLAND (4.4%)
            PHARMACEUTICALS

    7,778   Novartis AG Registered ..............................   $ 11,800,716
                                                                    ------------
            TOTAL SWITZERLAND ...................................     11,800,716
                                                                    ------------
            UNITED KINGDOM (28.0%)
            BANKING
  790,000   Lloyds TSB Group, Plc. ..............................      8,046,401
                                                                    ------------
            ENERGY
1,117,400   BP Amoco, Plc. ......................................      9,476,122
1,055,000   Shell Transport & Trading Co., Plc. .................      8,487,729
                                                                    ------------
                                                                      17,963,851
                                                                    ------------
            FOOD & BEVERAGES
  798,155   Diageo, Plc. ........................................      7,533,070
                                                                    ------------
            LEISURE
  406,194   Granada Compass .....................................      3,500,720
                                                                    ------------
            MEDIA
  316,956   Pearson, Plc. .......................................      8,503,023
                                                                    ------------
            PHARMACEUTICALS
  359,520   Glaxo Wellcome, Plc. ................................     10,349,091
                                                                    ------------
            SERVICES
  409,000   BAA, Plc. ...........................................      3,400,286
                                                                    ------------
            TELECOMMUNICATIONS
  452,538   British Telecom, Plc. ...............................      5,305,226
2,342,500   Vodafone Airtouch, Plc. .............................      9,745,868
                                                                    ------------
                                                                      15,051,094
                                                                    ------------
            TOTAL UNITED KINGDOM ................................     74,347,536
                                                                    ------------


TOTAL INVESTMENTS (identified cost $222,010,121) (a) ..    96.5%    $256,756,651
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ........     3.5        9,391,386
                                                          -----      -----------
NET ASSETS ............................................   100.0%    $266,148,037
                                                          =====      ===========

----------------
 *  Non-income producing security

(a) The aggregate cost for federal income tax purposes is $223,325,688, the aggregate gross unrealized appreciation is $63,939,534, and the aggregate gross unrealized depreciation is $30,508,571, resulting in net unrealized appreciation of $33,430,963.

   The accompanying notes are an integral part of these financial statements.

                          BBH EUROPEAN EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2000

ASSETS:
      Investments in securities, at value (identified
        cost $223,325,688) ...................................      $256,756,651
      Cash ...................................................           550,476
      Receivables for:
         Investments sold ....................................        16,873,706
         Contributions .......................................         1,955,253
         Foreign tax reclaim .................................           187,574
         Dividends ...........................................           176,833
                                                                    ------------
            Total Assets .....................................       276,500,493
                                                                    ------------
LIABILITIES:
      Payables for:
         Investments purchased ...............................         8,402,483
         Withdrawals .........................................         1,503,396
         Investment advisory fee .............................           289,872
         Custody fee .........................................           105,303
         Administration fee ..................................            15,629
         Trustee fee .........................................             4,000
         Accrued expenses and other liabilities ..............            31,773
                                                                    ------------
            Total Liabilities ................................        10,352,456
                                                                    ------------
NET ASSETS ...................................................      $266,148,037
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

                         BBH EUROPEAN EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 2000

NET INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding taxes
           of $737,771) .......................................    $  3,571,653
                                                                   ------------
      Expenses:
         Investment advisory fee ..............................       1,738,539
         Custody fee ..........................................         329,425
         Administrative fee ...................................          93,629
         Trustees' fees and expenses ..........................          13,988
         Miscellaneous expenses ...............................          63,178
                                                                   ------------
           Total Expenses .....................................       2,238,759
           Fees paid indirectly ...............................         (48,266)
                                                                   ------------
           Net Expenses .......................................       2,190,493
                                                                   ------------
      Net Investment Income ...................................       1,381,160
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN:
      Net realized gain on investments and foreign
         exchange transactions ................................       2,318,033
      Net change in unrealized appreciation on investments
         and foreign currency translations ....................      34,710,029
                                                                   ------------
           Net Realized and Unrealized Gain ...................      37,028,062
                                                                   ------------
      Net Increase in Net Assets Resulting from Operations ....    $ 38,409,222
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

                         BBH EUROPEAN EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                       For the
                                                                                      year ended
                                                                                   October 31, 2000
                                                                                   -----------------
INCREASE IN NET ASSETS:
      Operations:
         Net investment income ...................................................   $   1,381,160
         Net realized gain on investments and foreign exchange transactions ......       2,318,033
         Net change in unrealized appreciation on investments and foreign currency
           translations ..........................................................      34,710,029
                                                                                     -------------
          Net increase in net assets resulting from operations ...................      38,409,222
                                                                                     -------------
      Capital Transactions:
         Proceeds from contributions .............................................     373,829,857
         Fair value of withdrawals ...............................................    (146,091,042)
                                                                                     -------------
          Net increase in net assets resulting from capital transactions .........     227,738,815
                                                                                     -------------
           Total increase in net assets ..........................................     266,148,037

NET ASSETS:
      Beginning of year ..........................................................              --
                                                                                     -------------
      End of year ................................................................   $ 266,148,037
                                                                                     =============

   The accompanying notes are an integral part of these financial statements.

                          BBH EUROPEAN EQUITY Portfolio

                              FINANCIAL highlights

                                                                    For the
                                                                   year ended
                                                                October 31, 2000
                                                                ----------------
      Total Return ..........................................          8.64%
      Ratios/Supplemental Data:
         Net assets, end of period (000's omitted) ..........      $266,148
         Expenses as a percentage of average net assets
             Expenses paid by Portfolio .....................          0.82%
             Expense offset arrangement .....................          0.02%
                                                                   --------
                 Total Expenses .............................          0.84%

         Ratio of net investment income to average net assets          0.52%
         Portfolio turnover rate ............................            42%


   The accompanying notes are an integral part of these financial statements.

                          BBH EUROPEAN EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. BBH European Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on June 15, 1993. The Portfolio commenced operations on November 1, 1999. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at year ended, arising from changes in the exchange rate.

                          BBH EUROPEAN EQUITY PORTFOLIO

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the year ended October 31, 2000, the Portfolio incurred $1,738,539 for advisory services.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company, LLC (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The
Administrator has a subadministration agreement with 59 Wall Street Administrators for which 59 Wall Street Administrators receives such compensation as is from time to time agreed upon. For the year ended October 31, 2000, the Portfolio incurred $93,629 for administrative services.

      Custody Agreement Fee. The Portfolio has a custody agreement with Brown Brothers Harriman (the "Custodian") for which the Custodian receives a fee calculated and paid monthly. For the year ended October 31, 2000, the Portfolio incurred $329,425 for custody services. Custody fees for the Portfolio were reduced by $48,266 as a result of an expense offset arrangement with the Portfolio's custodian.

      Board of Trustees' Fee. Each Trustee receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses. For the year ended October 31, 2000, the Portfolio incurred $13,988 for these fees.

      3. Investment Transactions. For the year ended October 31, 2000, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $216,141,243 and $100,334,091, respectively. There were no purchases or sales of U.S. government obligations during the year.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Investors
BBH European Equity Portfolio:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH European Equity Portfolio as of October 31, 2000, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2000 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of BBH European Equity Portfolio at October 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 22, 2000